Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessels, Net
Depreciation charge for the year	$ (41,098,890)	$ (40,337,658)	$ (37,932,391)
Vessels
Vessels, Net
Beginning balance	988,068,180
Ending balance	958,597,520	988,068,180
Vessels | Cost
Vessels, Net
Beginning balance	1,154,437,128	1,151,927,325
Fully amortized Drydock component	(6,000,000)	(1,600,000)
Additions	11,628,230	4,109,803
Ending balance	1,160,065,358	1,154,437,128	1,151,927,325
Vessels | Accumulated Depreciation
Vessels, Net
Beginning balance	(166,368,948)	(127,631,290)
Fully amortized Drydock component	6,000,000	1,600,000
Depreciation charge for the year	(41,098,890)	(40,337,658)
Ending balance	(201,467,838)	(166,368,948)	(127,631,290)
Vessels' cost
Vessels, Net
Beginning balance	980,038,462
Ending balance	942,544,180	980,038,462
Vessels' cost | Cost
Vessels, Net
Beginning balance	1,138,221,805	1,138,221,805
Ending balance	1,138,221,805	1,138,221,805	1,138,221,805
Vessels' cost | Accumulated Depreciation
Vessels, Net
Beginning balance	(158,183,343)	(120,665,575)
Depreciation charge for the year	(37,494,282)	(37,517,768)
Ending balance	(195,677,625)	(158,183,343)	(120,665,575)
Drydocking and special survey costs
Vessels, Net
Beginning balance	8,029,718
Ending balance	16,053,340	8,029,718
Drydocking and special survey costs | Cost
Vessels, Net
Beginning balance	16,215,323	13,705,520
Fully amortized Drydock component	(6,000,000)	(1,600,000)
Additions	11,628,230	4,109,803
Ending balance	21,843,553	16,215,323	13,705,520
Drydocking and special survey costs | Accumulated Depreciation
Vessels, Net
Beginning balance	(8,185,605)	(6,965,715)
Fully amortized Drydock component	6,000,000	1,600,000
Depreciation charge for the year	(3,604,608)	(2,819,890)
Ending balance	$ (5,790,213)	$ (8,185,605)	$ (6,965,715)